UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dean Small Cap Value Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.35%
Consumer Discretionary — 10.08%
AMC Networks, Inc., Class A *	104,790	$5,596,834
Big Lots, Inc.	101,320	4,893,756
Cato Corp./The, Class A	224,295	3,945,349
Hibbett Sports, Inc. *	232,252	4,819,229
HSN, Inc.	90,955	2,901,465
Murphy USA, Inc. *	47,805	3,542,829
Steven Madden Ltd. *	91,835	3,668,808
Urban Outfitters, Inc. *	191,815	3,556,250

		32,924,520

Consumer Staples — 5.02%
Dean Foods Co.	177,000	3,009,000
Energizer Holdings, Inc.	60,135	2,887,683
Fresh Del Monte Produce, Inc.	64,610	3,289,295
Medifast, Inc.	102,600	4,254,822
Sanderson Farms, Inc.	25,470	2,945,606

		16,386,406

Energy — 7.67%
C&J Energy Services, Inc. *	185,284	6,349,683
Dril-Quip, Inc. *	158,020	7,711,376
Oceaneering International, Inc.	216,640	4,948,058
World Fuel Services Corp.	156,710	6,025,499

		25,034,616

Financials — 23.03%
AMERISAFE, Inc.	74,515	4,243,629
Apollo Commercial Real Estate Finance, Inc.	348,428	6,463,339
Bank of Hawaii Corp.	59,085	4,902,282
Banner Corp.	89,045	5,031,933
Blackstone Mortgage Trust, Inc., Class A	232,065	7,333,254
Bryn Mawr Bank Corp.	74,422	3,162,935
CenterState Banks, Inc.	132,080	3,283,509
Chemical Financial Corp.	142,480	6,897,457
Enstar Group Ltd. *	19,565	3,886,587
First Financial Bancorp	225,140	6,236,378
First Merchants Corp.	161,595	6,486,423
Heritage Commerce Corp.	115,011	1,584,852
Horace Mann Educators Corp.	114,640	4,333,392
Infinity Property & Casualty Corp.	40,630	3,819,220
Renasant Corp.	98,105	4,291,113
Trico Bancshares	92,055	3,235,733

		75,192,036

Health Care — 6.26%
LifePoint Health, Inc. *	103,630	6,958,754
Magellan Health, Inc. *	94,080	6,858,432
Owens & Minor, Inc.	205,290	6,608,285

		20,425,471

See accompanying notes which are an integral part of these schedules of investments.

Dean Small Cap Value Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Industrials — 18.45%
Aircastle Ltd.	254,975	$5,545,706
Astec Industries, Inc.	55,795	3,097,180
AZZ, Inc.	73,955	4,126,689
Deluxe Corp.	94,175	6,518,793
Heartland Express, Inc.	333,730	6,948,259
Kaman Corp.	111,860	5,578,458
Knoll, Inc.	239,540	4,802,777
Simpson Manufacturing Co., Inc.	112,615	4,922,402
Terex Corp.	100,230	3,758,625
Tetra Tech, Inc.	79,175	3,622,256
Valmont Industries, Inc.	32,205	4,817,868
Watts Water Technologies, Inc., Class A	49,710	3,141,672
WESCO International, Inc. *	58,665	3,361,504

		60,242,189

Information Technology — 10.87%
ADTRAN, Inc.	184,135	3,802,388
Belden, Inc.	43,265	3,263,479
Convergys Corp.	231,159	5,496,961
CSG Systems International, Inc.	104,190	4,228,030
Diebold, Inc.	105,940	2,966,320
Methode Electronics, Inc.	118,405	4,878,286
Plexus Corp. *	109,810	5,772,712
Tech Data Corp. *	50,363	5,086,663

		35,494,839

Materials — 5.79%
Cabot Corp.	89,305	4,771,566
Compass Minerals International, Inc.	97,545	6,369,688
Schweitzer-Mauduit International, Inc.	208,290	7,754,637

		18,895,891

Real Estate — 5.72%
Lexington Realty Trust	643,215	6,374,261
LTC Properties, Inc.	131,150	6,739,798
Tanger Factory Outlet Centers, Inc.	213,815	5,554,914

		18,668,973

Telecommunication Services — 1.31%
ATN International, Inc.	62,685	4,290,161

Utilities — 4.15%
ALLETE, Inc.	44,487	3,188,828
NorthWestern Corp.	118,140	7,208,903
Spire, Inc.	45,430	3,168,743

		13,566,474

Total Common Stocks (Cost $317,464,078)		321,121,576

See accompanying notes which are an integral part of these schedules of investments.

Dean Small Cap Value Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 1.45%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.87% (a)	4,729,081	$4,729,081

Total Money Market Securities (Cost $4,729,081)		4,729,081

Total Investments — 99.80% (Cost $322,193,159)		325,850,657

Other Assets in Excess of Liabilities — 0.20%		651,723

NET ASSETS — 100.00%		$326,502,380

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

As of June 30, 2017, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$14,307,553
Unrealized depreciation	(10,670,680)

Net unrealized appreciation	$3,636,873

Aggregate cost of securities for federal income tax purposes	$322,213,784

See accompanying notes which are an integral part of these schedules of investments.

Dean Mid Cap Value Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.13%
Consumer Discretionary — 14.17%
Advance Auto Parts, Inc.	3,304	$385,213
Aramark	12,420	508,972
Carter’s, Inc.	3,806	338,544
Delphi Automotive PLC	5,971	523,358
Gildan Activewear, Inc.	18,573	570,748
Interpublic Group of Cos., Inc.	17,980	442,308
LKQ Corp. *	13,126	432,502
Monro Muffler Brake, Inc.	8,250	344,437
Nordstrom, Inc.	9,275	443,623

		3,989,705

Consumer Staples — 6.53%
Casey’s General Stores, Inc.	3,578	383,240
Dr. Pepper Snapple Group, Inc.	5,264	479,603
Ingredion, Inc.	4,148	494,483
Tyson Foods, Inc., Class A	7,680	480,998

		1,838,324

Energy — 6.76%
Concho Resources, Inc. *	3,760	456,953
Noble Energy, Inc.	13,332	377,296
Oceaneering International, Inc.	15,200	347,168
Pioneer Natural Resources Co.	2,279	363,683
RPC, Inc.	17,684	357,394

		1,902,494

Financials — 17.11%
Allstate Corp.	5,401	477,664
Ameriprise Financial, Inc.	3,213	408,983
Associated Banc-Corp.	16,226	408,895
Brown & Brown, Inc.	10,232	440,692
Commerce Bancshares, Inc.	7,589	431,283
Invesco Ltd.	15,815	556,530
M&T Bank Corp.	2,985	483,421
Reinsurance Group of America, Inc.	3,236	415,470
Signature Bank *	2,005	287,778
Torchmark Corp.	5,447	416,695
W.R. Berkley Corp.	7,110	491,799

		4,819,210

Health Care — 7.00%
C.R. Bard, Inc.	1,800	568,998
Patterson Companies, Inc.	9,549	448,325
Universal Health Services, Inc., Class B	3,737	456,213
Zimmer Biomet Holdings, Inc.	3,874	497,422

		1,970,958

Industrials — 15.10%
Hexcel Corp.	8,181	431,875
Hubbell, Inc.	3,601	407,525
ITT, Inc.	10,506	422,131
Kansas City Southern	4,672	488,925
Parker-Hannifin Corp.	3,054	488,090
Republic Services, Inc.	10,095	643,354
Stanley Black & Decker, Inc.	3,282	461,876
Stericycle, Inc. *	4,968	379,158
Xylem, Inc.	9,549	529,301

		4,252,235

See accompanying notes which are an integral part of these schedules of investments.

Dean Mid Cap Value Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Information Technology — 8.18%
Alliance Data Systems Corp.	1,755	$450,491
Arrow Electronics, Inc. *	6,085	477,186
DST Systems, Inc.	7,384	455,593
Keysight Technologies, Inc. *	10,734	417,875
Synopsys, Inc. *	6,905	503,582

		2,304,727

Materials — 8.41%
Agrium, Inc.	4,717	426,841
Bemis Co., Inc.	9,913	458,476
Eastman Chemical Co.	6,768	568,444
International Flavors & Fragrances, Inc.	3,304	446,040
International Paper Co.	8,272	468,278

		2,368,079

Real Estate — 6.22%
Equity LifeStyle Properties, Inc.	7,953	686,662
Highwoods Properties, Inc.	10,688	541,988
Weingarten Realty Investors	17,388	523,379

		1,752,029

Utilities — 7.65%
Ameren Corp.	9,366	512,039
Great Plains Energy, Inc.	16,887	494,451
Portland General Electric Co.	12,146	554,951
Xcel Energy, Inc.	12,944	593,871

		2,155,312

Total Common Stocks (Cost $22,961,133)		27,353,073

Money Market Securities — 2.69%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.87% (a)	757,412	757,412

Total Money Market Securities (Cost $757,412)		757,412

Total Investments – 99.82% (Cost $23,718,545)		28,110,485

Other Assets in Excess of Liabilities – 0.18%		51,805

NET ASSETS – 100.00%		$28,162,290

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

As of June 30, 2017, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$4,871,410
Unrealized depreciation	(479,731)

Net unrealized appreciation	$4,391,679

Aggregate cost of securities for federal income tax purposes	$23,718,806

See accompanying notes which are an integral part of these schedules of investments.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2017

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income—The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2017

(Unaudited)

as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Dean Investment Associates (the “Adviser”) and/or Dean Capital Management, LLC (the “Sub-Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser and/or Sub-Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2017 in valuing the Funds’ investments:

Small Cap Fund	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$321,121,576	$—	$—	$321,121,576
Money Market Securities	4,729,081	—	—	4,729,081

Total	$325,850,657	$—	$—	$325,850,657

Mid Cap Fund
Assets
Common Stocks*	$27,353,073	$—	$—	$27,353,073
Money Market Securities	757,412	—	—	757,412

Total	$28,110,485	$—	$—	$28,110,485

*	Refer to the Schedule of Investments for sector classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of June 30, 2017 based on input levels assigned at March 31, 2017.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/24/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/24/2017